Secured Credit Facilities (Details Narrative) - USD ($)							3 Months Ended			9 Months Ended		12 Months Ended
	May 15, 2024	Sep. 29, 2023	Oct. 13, 2022	Oct. 07, 2022	Apr. 01, 2022	Apr. 19, 2021	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 16, 2024
Common Stock, Par or Stated Value Per Share							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
[custom:StockIssuanceCostPercentage-0]							5.00%			5.00%		5.00%
Debt Conversion, Converted Instrument, Amount											$ 6,510,000	$ 6,510,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues							442,000	141,000	135,000			343,000	10,000
Secured Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%			6.00%		6.00%
Debt Instrument, Convertible, Conversion Price					$ 26.00		$ 44.00			$ 44.00		$ 44.00
Debt Instrument, Maturity Date										Oct. 18, 2022		Oct. 18, 2022
Debt Conversion, Converted Instrument, Amount					$ 3,500,000
Secured Convertible Promissory Notes [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price					$ 24.00
2024 Secured Notes [Member] | Bigger, District 2 and LDI [Member]
Debt Instrument, Payment Terms	The 2024 Secured Notes may be satisfied by payment of 110% of principal on or before November 29, 2024, by payment of 130% of principal on or before March 30, 2025 or by payment of 140% of principal on March 31, 2025.
Roth Capital, LLC [Member]
Proceeds from Issuance of Private Placement										$ 3,100,000		$ 3,100,000
Note Purchase Agreement [Member]
Debt Instrument, Face Amount				$ 4,500,000
Proceeds from Issuance of Debt				$ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage				9.25%
Note Purchase Agreement [Member] | Subscribers [Member]
Debt Instrument, Interest Rate, Stated Percentage			6.00%										6.00%
Note Purchase Agreement [Member] | Each of the Subscribers [Member]
Stock Issued During Period, Shares, New Issues			4,808
Note Purchase Agreement [Member] | TQLA, LLC [Member]
Debt Instrument, Face Amount													$ 3,300,000
Repayments of Debt				$ 3,300,000
Debt Satisfaction Agreement [Member]
Debt Conversion, Converted Instrument, Amount		$ 6,500,000
Debt Satisfaction Agreement [Member] | Subscribers and Other Creditors [Member]
Debt Instrument, Face Amount							$ 400,000			400,000		400,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Debt Conversion, Original Debt, Amount		$ 3,300,000
Interest Payable, Current							27,451			27,451		100,000
Debt Satisfaction Agreement [Member] | Subscribers [Member]
Equity Method Investment, Ownership Percentage		50.00%
Debt Satisfaction Agreement [Member] | Aegis and Other Creditors [Member]
Debt Instrument, Face Amount							2,600,000			2,600,000		2,600,000
Debt Conversion, Original Debt, Amount		$ 1,900,000
Interest Payable, Current							$ 100,000			$ 100,000		$ 400,000
Debt Satisfaction Agreement [Member] | Aegis and Other Creditors [Member] | SPV [Member]
Equity Method Investment, Ownership Percentage		29.00%
Purchase Agreement [Member] | Accredited Investors [Member] | Secured Convertible Promissory Notes [Member]
Debt Instrument, Face Amount						$ 3,300,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Common Stock, Par or Stated Value Per Share						$ 0.0001
Purchase Agreement [Member] | Accredited Investors [Member] | Secured Convertible Promissory Notes [Member] | IPO [Member]
Proceeds from Issuance Initial Public Offering						$ 3,300,000
Purchase Agreement [Member] | Accredited Investors [Member] | Secured Convertible Promissory Notes [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 52.00
Purchase Agreement [Member] | Accredited Investors [Member] | Secured Convertible Promissory Notes [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price						$ 44.00
[custom:OutstandingNotesPayablePercentage]						60.00%
Loan Agreement [Member] | 2024 Secured Notes [Member] | Bigger, District 2 and LDI [Member]
Debt Instrument, Face Amount	$ 1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00													$ 5.00
Proceeds from Notes Payable	$ 1,100,000
Warrants and Rights Outstanding, Term	5 years													5 years
Loan Agreement [Member] | 2024 Secured Notes [Member] | LD Investments LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	598,021													598,021
Repayments of Secured Debt	$ 500,000
Loan Agreement [Member] | 2024 Secured Notes [Member] | Bigger Capital Fund LP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	299,011
Repayments of Secured Debt	$ 300,000